Average Annual Total Returns - Hartford Multifactor US Equity ETF	Hartford Multifactor US Equity ETF Return Before Taxes Since Inception	Hartford Multifactor US Equity ETF Return Before Taxes 1 Year	Hartford Multifactor US Equity ETF Return Before Taxes 5 Years	Hartford Multifactor US Equity ETF After Taxes on Distributions Since Inception	Hartford Multifactor US Equity ETF After Taxes on Distributions 1 Year	Hartford Multifactor US Equity ETF After Taxes on Distributions 5 Years	Hartford Multifactor US Equity ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Hartford Multifactor US Equity ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Hartford Multifactor US Equity ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	Hartford Multifactor Large Cap Index Since Inception		Hartford Multifactor Large Cap Index 1 Year	Hartford Multifactor Large Cap Index 5 Years	Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) Since Inception	Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) 5 Years
Total	8.10%	6.47%	10.38%	7.57%	5.88%	9.84%	6.31%	4.14%	8.14%	9.87%	[1]	6.60%		12.73%	20.96%	15.60%

[1]	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.